INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016
Income Tax Expense (Benefit) Attributable to Continuing Operations

        Income tax benefit attributable to the Company's continuing operations for the year ended December 31, 2016 consist of the following components:

Current expense (benefit):
Federal	$(981)
State	5,310

4,329

Deferred benefit:
Federal	(223,159)
State	(40,830)

(263,989)

Tax benefit relating to uncertain tax positions	(6)

Income tax benefit	$(259,666)

Reconciliation of Effective Tax Rate from Continuing Operations

December 31, 2016
Federal tax benefit at statutory rate	$(381,901)
State income taxes, net of federal impact	(39,336)
Changes in the valuation allowance	297
Changes in the state rates used to measure deferred taxes, net of federal impact	153,239
Tax benefit relating to uncertain tax positions	(120)
Non-deductible share-based compensation related to the carried unit plan	5,029
Non-deductible Cablevision Acquisition transaction costs	4,457
Other non-deductible expenses	1,551
Research credit	(400)
Other, net	(2,482)

Income tax benefit	$(259,666)

Significant Components of Deferred Tax Assets and Liabilities

December 31, 2016
NOLs and tax credit carry forwards	$971,728
Compensation and benefit plans	93,939
Partnership investments	113,473
Restructuring liability	37,393
Other liabilities	45,561
Liabilities under derivative contracts	31,529
Interest deferred for tax purposes	39,633
Other	6,615

Deferred tax asset	1,339,871
Valuation allowance	(3,125)

Net deferred tax asset, noncurrent	1,336,746

Fixed assets and intangibles	(9,065,635)
Investments	(187,795)
Prepaid expenses	(10,172)
Fair value adjustment- debt and deferred finance costs	(30,535)
Other	(9,424)

Deferred tax liability, noncurrent	(9,303,561)

Total net deferred tax liability	$(7,966,815)

Reconciliation of Unrecognized Tax Benefits Associated with Uncertain Tax Positions, Excluding Associated Deferred Tax Benefits and Accrued Interest

Balance at January 1, 2016	$—
Increase to tax position in connection with the Cablevision Acquisition	4,031
Decreases related to prior year tax positions	(6)

Balance at December 31, 2016	$4,025

Cablevision Systems Corporation And Subsidiaries
Income Tax Expense (Benefit) Attributable to Continuing Operations

	January 1 to June 20, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Current expense:
Federal	$6,473	$4,844	$6,122
State	1,917	15,869	2,788

	8,390	20,713	8,910

Deferred (benefit) expense:
Federal	93,253	97,927	135,873
State	22,897	35,469	23,906

	116,150	133,396	159,779

Tax (benefit) expense relating to uncertain tax positions	308	763	(52,921)

Income tax expense	$124,848	$154,872	$115,768

Reconciliation of Effective Tax Rate from Continuing Operations

	January 1 to June 20, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Federal tax expense at statutory rate	$100,926	$119,931	$148,803
State income taxes, net of federal impact	14,825	18,874	19,059
Changes in the valuation allowance	86	(902)	(344)
Changes in the state rates used to measure deferred taxes, net of federal impact	—	(1,006)	(322)
Tax expense (benefit) relating to uncertain tax positions	178	574	(52,914)
New York tax reform	—	16,334	(2,050)
Non-deductible officers' compensation	462	846	1,532
Non-deductible merger transaction costs	9,392	—	—
Other non-deductible expenses	1,337	3,099	3,697
Research credit	(850)	(2,630)	(2,634)
Adjustment to prior year tax expense	—	(515)	(192)
Other, net	(1,508)	267	1,133

Income tax expense	$124,848	$154,872	$115,768

Significant Components of Deferred Tax Assets and Liabilities

        The tax effects of temporary differences which give rise to significant portions of deferred tax assets or liabilities and the corresponding valuation allowance at December 31, 2015 are as follows.

Deferred Tax Asset (Liability)
Current
NOLs and tax credit carry forwards	$76,007
Compensation and benefit plans	80,831
Allowance for doubtful accounts	2,196
Merger transaction costs	7,332
Inventory	7,135
Other	26,216

Deferred tax asset	199,717
Valuation allowance	(2,098)

Net deferred tax asset, current	197,619

Investments	(163,396)
Prepaid expenses	(19,627)

Deferred tax liability, current	(183,023)

Net deferred tax asset, current	$14,596

Noncurrent
NOLs and tax credit carry forwards	$36,866
Compensation and benefit plans	97,005
Partnership investments	123,529
Investments	9,798
Other	9,201

Deferred tax asset	276,399
Valuation allowance	(2,816)

Net deferred tax asset, noncurrent	273,583

Fixed assets and intangibles	(978,418)

Deferred tax liability, noncurrent	(978,418)

Net deferred tax liability, noncurrent	(704,835)

Total net deferred tax liability	$(690,239)

Reconciliation of Unrecognized Tax Benefits Associated with Uncertain Tax Positions, Excluding Associated Deferred Tax Benefits and Accrued Interest

Balance at December 31, 2014	$4,011
Increases related to prior year tax positions	316
Increases related to prior year tax positions	(88)
Increases related to current year tax positions	3
Settlements paid in cash	(220)

Balance at December 31, 2015	4,022
Increases related to prior year tax positions	3
Increases related to current year tax positions	6

Balance at June 20, 2016	$4,031